Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current	$ 211,105		$ 649,119
Deferred	(197,270)	(80,154)	(183)
Total	13,835	(80,154)	648,936
CAYMAN ISLANDS
Current
Deferred
VIRGIN ISLANDS, BRITISH
Current
Deferred
HONG KONG
Current	211,105		649,119
Deferred	$ (197,270)	$ (80,154)	$ (183)